Annual Total Returns - Class M	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
BNY Mellon Active Core Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	2.68%	5.26%	(6.82%)	(1.04%)	5.57%	5.89%	0.36%	1.98%	2.01%	0.58%
BNY Mellon Core Plus ETF
Prospectus [Line Items]
Annual Return [Percent]	4.96%	9.13%	(11.59%)	0.12%	8.23%	12.43%	(1.24%)	5.65%	6.43%	(0.09%)
BNY Mellon Municipal Intermediate ETF
Prospectus [Line Items]
Annual Return [Percent]	1.19%	5.68%	(7.32%)	1.18%	4.69%	7.04%	0.93%	4.42%	(0.29%)	2.64%
BNY Mellon Municipal Opportunities ETF
Prospectus [Line Items]
Annual Return [Percent]	3.29%	7.82%	(10.32%)	3.51%	4.93%	7.87%	2.56%	6.16%	(0.11%)	3.24%
BNY Mellon Municipal Short Duration ETF
Prospectus [Line Items]
Annual Return [Percent]	2.80%	3.55%	(2.68%)	0.22%	1.94%	2.81%	1.25%	1.23%	(0.05%)	0.37%